CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Current assets
Cash and cash equivalents	¥ 1,060,969	$ 166,489	¥ 866,113
Restricted cash	35,702	5,602	56,269
Short-term investments	843,982	132,439	119,126
Accounts receivable, net	92,386	14,497	41,403
Inventories, net	149,532	23,465	173,688
Prepayments and other current assets	274,895	43,137	192,824
Total current assets	2,457,466	385,629	1,449,423
Non-current assets
Long-term investments	62,885	9,868	48,472
Operating lease right-of-use assets, net	648,283	101,730	469,644
Property and equipment, net	231,873	36,386	143,864
Intangible assets, net	18,011	2,826	7,208
Goodwill	5,835	916
Other non-current assets	29,125	4,570	44,151
Total non-current assets	996,012	156,296	713,339
Total assets	3,453,478	541,925	2,162,762
Current liabilities
Short-term borrowings	936,207	146,911	830,000
Accounts payable	1,605,734	251,975	1,088,431
Deferred Revenue	167,636	26,306	119,214
Accrued expenses and other current liabilities	298,050	46,771	347,468
Operating lease liabilities, current	291,670	45,769	252,740
Convertible note loan			248,878
Option and embedded conversion feature			11,117
Total current liabilities	3,299,297	517,732	2,897,848
Non-current liabilities
Operating lease liabilities, non-current	289,837	45,482	171,433
Other non-current liabilities	24,930	3,912
Total non-current liabilities	314,767	49,394	171,433
Total liabilities	3,614,064	567,126	3,069,281
Commitments and contingencies (Note 21)
MEZZANINE EQUITY
Convertible redeemable non-controlling interests			241,750
Total Mezzanine equity			8,529,146
SHAREHOLDERS' DEFICIT
Additional paid-in capital	13,434,494	2,108,165
Accumulated deficit	(13,532,800)	(2,123,600)	(9,387,528)
Accumulated other comprehensive loss	(71,602)	(11,237)	(48,195)
Total Missfresh Limited Shareholders' deficit	(169,474)	(26,596)	(9,435,665)
Non-controlling interest	8,888	1,395
Total Shareholders' deficit	(160,586)	(25,201)	(9,435,665)
Total Liabilities, Mezzanine equity and Shareholders' deficit	3,453,478	541,925	2,162,762
Series A1 convertible preferred shares
MEZZANINE EQUITY
Convertible redeemable preferred share			90,933
Series A2 convertible preferred shares
MEZZANINE EQUITY
Convertible redeemable preferred share			64,046
Series A3 convertible preferred shares
MEZZANINE EQUITY
Convertible redeemable preferred share			100,901
Series B1 convertible preferred shares
MEZZANINE EQUITY
Convertible redeemable preferred share			108,154
Series B2 convertible preferred shares
MEZZANINE EQUITY
Convertible redeemable preferred share			215,137
Series C convertible preferred shares
MEZZANINE EQUITY
Convertible redeemable preferred share			1,679,377
Series D1 convertible preferred shares
MEZZANINE EQUITY
Convertible redeemable preferred share			504,843
Series E convertible preferred shares
MEZZANINE EQUITY
Convertible redeemable preferred share			3,367,250
Receivable from holders of convertible redeemable preferred shares			61,265
Series E1 convertible preferred shares
MEZZANINE EQUITY
Convertible redeemable preferred share			820,552
Series F convertible preferred shares
MEZZANINE EQUITY
Convertible redeemable preferred share			1,397,468
Class A Ordinary shares
SHAREHOLDERS' DEFICIT
Ordinary shares	59	9	52
Class B Ordinary shares
SHAREHOLDERS' DEFICIT
Ordinary shares	¥ 389	$ 61	¥ 6